Employee Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Employee Benefit Plans
Schedule of Statutory Contributions Relating to Directors
Future NRG Sdn. Bhd. [Member]
Schedule of Employee Benefit Plans
	June 30, 2026 (USD)	June 30, 2025 (USD)
EPF contributions	8,189	7,190
SOCSO contributions	910	871
EIS contributions	104	100
HRDC contributions	579	539
Total statutory contribution expense	9,782	8,700

	Note	2025	2024
		(USD)	(USD)
Employee contributions:
EPF		9,345	5,176
SOCSO		1,013	650
EIS		116	74
HRDF		728	373
Total employee benefit plan expense		11,201	6,272

Director statutory contributions:
EPF		474	3,781
SOCSO		14	244
EIS		2	28
HRDF		15	295
Total director statutory contributions		505	4,347